INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Bunkers and other consumables at cost	$ 13,909	$ 8,700
Ships recognised as inventories	0	0
Ships reclassified from Ships, property, plant and equipment as inventories (Note 14)	48,935	42,353
Sale of ships recognised as inventories	(48,935)	(42,353)
Inventories	$ 13,909	$ 8,700